Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Operations and Comprehensive (Loss) Income (Details) - Parent [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating expenses:
General and administrative expenses	$ (918,255)	$ (140,942)
Total operating expenses	(918,255)	(140,942)
(Loss) income from operations	(918,255)	(140,942)
Other income, net	267,584	19
Dividend income from subsidiaries		3,377,564	247,731
Total other income (expenses), net	267,584	3,377,583	247,731
Income (loss) before income taxes	(650,671)	3,236,641	247,731
Income taxes
Net income (loss)	$ (650,671)	$ 3,236,641	$ 247,731